Other commitments and contingencies	12 Months Ended
Dec. 31, 2023
Other commitments and contingencies
Other commitments and contingencies

26.Other commitments and contingencies

Contingencies

Affimed has entered into various license agreements that contingently trigger payments upon achievement of certain milestones and royalty payments upon commercialization of a product in the future.

According to the AbCheck sale agreement Affimed is entitled to potential future milestone payments achieved by AbCheck s.r.o.